Income Taxes - Schedule of Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning balance	¥ 1,056,253	¥ 985,440	¥ 326,336
Current year additions	434,837	100,629	665,361
Current year reversals	(181,128)	(29,816)	(6,257)
Ending balance	¥ 1,309,962	¥ 1,056,253	¥ 985,440